ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

AnPac Bio-Medical Science Co., Ltd. (the “Company”) was incorporated in the British Virgin Islands (“ the BVI”) in January 2010. The Company and its subsidiaries (collectively, the “Group”) are engaged in one business segment, marketing and selling a multi-cancer screening and detection test that uses innovative, patented cancer differentiation analysis (the “CDA”) technology and proprietary cancer-detection devices, primarily in the People’s Republic of China (the “PRC” or “China”). Dr. Chris Chang Yu is the Founder of the Group.

As of June 30, 2022, the details of the Group’s principal subsidiaries are as follows:

			Place of
	Percentage of	Date of	Incorporation/
Major subsidiaries	Ownership	Incorporation	Acquisition	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd.	100%	March 2011	the PRC	Research and development
AnPac Bio-Medical Technology (Lishui) Co., Ltd. ("AnPac Lishui")	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”)	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.	100%	March 2013	the PRC	Cancer screening and detection research
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”)	51%	March 2019	the PRC	Cancer screening and detection tests
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. ("Anpai Shanghai”)	60%	August 15, 2021*	the PRC	Cancer screening and detection tests
Shenzhen Anhengchuang Technology Co., Ltd.	100%	May 17, 2022	the PRC	Software application and technology services